Shareholders' equity: - Stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based payments
Stock-based compensation expense	$ 6,353	$ 4,791
Research and development expenses
Share-based payments
Stock-based compensation expense	2,333	1,939
General and administrative expenses
Share-based payments
Stock-based compensation expense	$ 4,020	$ 2,852